Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document and Entity Information
Entity Registrant Name	SenesTech, Inc.
Entity Central Index Key	0001680378
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation State Country Code	DE